Investments (Additional Information Of Trust Preferred Securities With Credit Rating Below Investment Grade) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 issuer		Dec. 31, 2013
Schedule of Investments [Line Items]
Available-for-sale Securities, Amortized Cost	$ 251,954		$ 355,771
Securities available-for-sale	254,043		352,660
Held-to-maturity, Amortized Cost	90,786		4,117
Securities held-to-maturity, Estimated Fair Value	94,191		5,335
Marketable equity securities | P1
Schedule of Investments [Line Items]
Type	Pooled
Class	Mezz
Original Cost	698
Available-for-sale Securities, Amortized Cost	75
Securities available-for-sale	358
Difference	283	[1]
Lowest Credit Rating	Caa1
Number of issuers currently performing	6
Actual deferrals/defaults (as a % of original dollar)	19.50%
Expected deferrals/defaults (as a % of remaining of performing collateral)	20.00%	[2]
Excess Subordination as a Percentage of Current Performing Collateral	65.70%	[3]
Marketable equity securities | P2
Schedule of Investments [Line Items]
Type	Pooled
Class	Mezz
Original Cost	2,535
Available-for-sale Securities, Amortized Cost	0
Securities available-for-sale	0
Difference	0	[1]
Lowest Credit Rating	Ca
Number of issuers currently performing	3
Actual deferrals/defaults (as a % of original dollar)	22.30%
Expected deferrals/defaults (as a % of remaining of performing collateral)	0.00%	[2]
Excess Subordination as a Percentage of Current Performing Collateral	0.00%	[3]
Marketable equity securities | Trust Preferred Securities P Three
Schedule of Investments [Line Items]
Type	Pooled
Class	Mezz
Original Cost	2,962
Available-for-sale Securities, Amortized Cost	1,419
Securities available-for-sale	710
Difference	(709)	[1]
Lowest Credit Rating	Caa3
Number of issuers currently performing	16
Actual deferrals/defaults (as a % of original dollar)	23.50%
Expected deferrals/defaults (as a % of remaining of performing collateral)	7.10%	[2]
Excess Subordination as a Percentage of Current Performing Collateral	0.00%	[3]
Marketable equity securities | P5
Schedule of Investments [Line Items]
Type	Pooled
Class	Mezz
Original Cost	5,877
Available-for-sale Securities, Amortized Cost	512
Securities available-for-sale	554
Difference	42	[1]
Lowest Credit Rating	Ca
Number of issuers currently performing	7
Actual deferrals/defaults (as a % of original dollar)	19.80%
Expected deferrals/defaults (as a % of remaining of performing collateral)	20.00%	[2]
Excess Subordination as a Percentage of Current Performing Collateral	62.70%	[3]
Marketable equity securities | S5
Schedule of Investments [Line Items]
Type	Single
Original Cost	261
Available-for-sale Securities, Amortized Cost	235
Securities available-for-sale	249
Difference	14	[1]
Lowest Credit Rating	NR
Number of issuers currently performing	1
Held-to-maturity Securities | P6
Schedule of Investments [Line Items]
Type	Pooled
Class	Mezz
Original Cost	1,351
Held-to-maturity, Amortized Cost	44
Securities held-to-maturity, Estimated Fair Value	717
Difference	673	[1]
Lowest Credit Rating	Caa1
Number of issuers currently performing	6
Actual deferrals/defaults (as a % of original dollar)	19.50%
Expected deferrals/defaults (as a % of remaining of performing collateral)	20.00%	[2]
Excess Subordination as a Percentage of Current Performing Collateral	65.70%	[3]
Held-to-maturity Securities | P7
Schedule of Investments [Line Items]
Type	Pooled
Class	Mezz
Original Cost	3,367
Held-to-maturity, Amortized Cost	0
Securities held-to-maturity, Estimated Fair Value	0
Difference	0	[1]
Lowest Credit Rating	Ca
Number of issuers currently performing	3
Actual deferrals/defaults (as a % of original dollar)	22.30%
Expected deferrals/defaults (as a % of remaining of performing collateral)	0.00%	[2]
Excess Subordination as a Percentage of Current Performing Collateral	0.00%	[3]
Held-to-maturity Securities | S9
Schedule of Investments [Line Items]
Type	Single
Original Cost	4,000
Held-to-maturity, Amortized Cost	4,000
Securities held-to-maturity, Estimated Fair Value	4,000
Difference	$ 0
Lowest Credit Rating	NR
Number of issuers currently performing	1

[1]	The differences noted consist of unrealized losses recorded at December 31, 2014 and noncredit other-than-temporary impairment losses recorded subsequent to April 1, 2009 that have not been reclassified as credit losses.
[2]	Performing collateral is defined as total collateral minus all collateral that has been called, is currently deferring, or currently in default. This model for this security assumes that all collateral that is currently deferring will default with a zero recovery rate. The underlying issuers can cure, thus this bond could recover at a higher percentage upon default than zero.
[3]	Excess subordination is defined as the additional defaults/deferrals necessary in the next reporting period to deplete the entire credit enhancement (excess interest and over-collateralization) beneath our tranche within each pool to the point that would cause a "break in yield." This amount assumes that all currently performing collateral continues to perform. A break in yield means that our security would not be expected to receive all the contractual cash flows (principal and interest) by maturity. The "percent of current performing collateral" is the ratio of the "excess subordination amount" to current performing collateral—a higher percent means there is more excess subordination to absorb additional defaults/deferrals, and the better our security is protected from loss.